Loans - Schedule of Short-Term Loans Consisted (Details)		6 Months Ended
		Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Feb. 21, 2025 USD ($)	Feb. 21, 2025 CNY (¥)
Schedule of Short-Term Loans Consisted [Line Items]
Short-term loans (in Dollars)		$ 5,836,177	$ 9,396,513
Add: current portion of long-term loans (in Dollars)		243,075
Total (in Dollars)		$ 6,079,252	9,396,513	$ 418,784	¥ 3,000,000
Rural Commercial Bank of Shandong [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[1]	4.35%
Maturity Date	[1]	Nov. 26, 2025
Short-term loans (in Dollars)	[1]	$ 684,997	697,973
Postal Savings Bank of China [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[2]	5.00%
Maturity Date	[2]	Nov. 29, 2024
Short-term loans (in Dollars)	[2]
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[3]	4.35%
Maturity Date	[3]	Mar. 08, 2024
Short-term loans (in Dollars)	[3]
Bank of Beijing [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[4]	3.10%
Maturity Date	[4]	Dec. 25, 2025
Short-term loans (in Dollars)	[4]	$ 958,996	977,162
Bank of Rizhao [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[5]	3.70%
Maturity Date	[5]	Apr. 10, 2025
Short-term loans (in Dollars)	[5]	$ 1,095,996
Bank of Rizhao [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate		3.50%
Maturity Date		Apr. 10, 2026
Short-term loans (in Dollars)			697,973
Industrial Bank [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[6]	4.35%
Maturity Date	[6]	Aug. 13, 2024
Short-term loans (in Dollars)	[6]
Agricultural Bank of China [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[7]	3.90%
Maturity Date	[7]	Sep. 28, 2025
Short-term loans (in Dollars)	[7]	$ 1,315,195	1,340,108
China Minsheng Bank [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[8]	4.00%
Maturity Date	[8]	Aug. 30, 2025
Short-term loans (in Dollars)	[8]	$ 684,997	697,973
China Minsheng Bank [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate		3.30%
Maturity Date		Jun. 30, 2026
Short-term loans (in Dollars)			418,784
China Minsheng Bank [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate		3.30%
Maturity Date		Feb. 11, 2026
Short-term loans (in Dollars)			279,189
Weihai City Commercial Bank [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[9]	3.75%
Maturity Date	[9]	Feb. 25, 2025
Short-term loans (in Dollars)	[9]	$ 1,095,996
XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[10]	3.50%
Maturity Date	[10]	Nov. 25, 2025
Short-term loans (in Dollars)	[10]		139,595
XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate		3.50%
Maturity Date		Nov. 25, 2025
Short-term loans (in Dollars)			697,973
Bank of Weifang [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[11]	4.00%
Maturity Date	[11]	Apr. 22, 2026
Short-term loans (in Dollars)	[11]		97,716
Bank of Weifang [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate		4.00%
Maturity Date		Apr. 22, 2026
Short-term loans (in Dollars)			1,245,184
Rural Commercial Bank of Shandong [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[12]	4.10%
Maturity Date	[12]	Apr. 27, 2026
Short-term loans (in Dollars)	[12]		1,947,345
Shenzhen Qianhai WeBank Co., Ltd. [Member]
Schedule of Short-Term Loans Consisted [Line Items]
Current Interest Rate	[13]	6.29%
Maturity Date	[13]	Feb. 01, 2026
Short-term loans (in Dollars)	[13]		$ 159,538

[1]	On November 22, 2023, the Company obtained a short-term loan of approximately $704,235 (RMB 5,000,000) from the Rural Commercial Bank of Shandong (“RCBS”). The loan bore interest at 4.35% per annum, was secured by patents valued at approximately $2.2 million (RMB 16,000,000), and was guaranteed by the Chief Executive Officer and three of the CEO’s family members. The loan was repaid in full at maturity on November 21, 2024 and subsequently renewed on November 27, 2024 under substantially similar terms. The renewed loan amounted to approximately $697,973 (RMB 5,000,000), bears interest at 4.35% per annum, and matures on November 26, 2025. The proceeds are restricted to the purchase of raw materials for production.
[2]	On November 30, 2022, the Company and two of its related parties, jointly entered into a line of credit loan agreement with Postal Savings Bank of China (“PSBC”), which allow the Company to borrow revolving loans of $704,235 (RMB 5,000,000) from PSBC. The revolving loan bore interest of 5% per annum and was to expire on November 29, 2024. The loan was paid in full on November 2, 2024.
[3]	On March 9, 2023, the Company obtained a short-term small business loan of $633,812 (RMB 4,500,000) from the Industrial and Commercial Bank of China (“ICBC”). The loan bore interest of 4.35% per annum and was due by March 8, 2024. The use of loan proceeds was designated for working capital. The loan was also guaranteed by the two family members of the CEO. The Company repaid the loan in full amount on March 8, 2024.
[4]	On January 6, 2023, the Company obtained a $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore an interest of 4.3% per annum and matured on January 6, 2024. The Company repaid this loan in full on January 5, 2024. On December 29, 2023, the Company acquired a second $422,541 (RMB 3,000,000) short-term loan from the Bank of Beijing. The loan bore interest of 4.30% per annum and matured on December 28, 2024. The loan was paid in full on December 20, 2024. On December 25, 2024, the Company obtained a new short-term loan of $977,162 (RMB7,000,000) from the Bank of Beijing. The loan bears interest of 3.10% per annum and is to mature on December 25, 2025. The use of loan proceeds is restricted to working capital for production. The loan is guaranteed by CEO and one family members of the CEO. Land use rights and construction in progress valued approximately at $729,000 (RMB5,320,000) was pledged to secure this short-term loan.
[5]	On February 14, 2023, the Company obtained $704,235 (RMB 5,000,000) from the Bank of Rizhao. Of this amount, $140,847 (RMB 1,000,000) was a short-term loan for working capital only, $563,388 (RMB 4,000,000) was a short-term loan for the purchase of raw materials only. The loan bore interest of 5.50% per annum, and matured on February 14, 2024. During January and February of 2024, the Company repaid the full amount of the loan. On April 17, 2024, the Company acquired a new short-term loan of $1,095,996 (RMB 8,000,000) from the Bank of Rizhao. The proceeds from this loan were designated solely for purchasing raw materials. The loan, with an interest rate of 3.7% per annum, matured on April 10, 2025, and was fully repaid on that date. Following the repayment, the Company acquired a new loan in the amount of $697,973 (RMB 5,000,000). The loan was designated for working capital and the purchase of raw materials. The new loan bears an interest of 3.50% per annum and is scheduled to mature on April 10, 2026. To secure the loan, the Company pledged land use right valued approximately at $675,000 (RMB 4,836,000). In addition, the CEO and three family members of the CEO have provided personal guarantees for this loan.
[6]	On August 14, 2023, the Company secured a short-term loan amounting to $760,574 (RMB 5,400,000) from Industrial Bank Co., Ltd. (“IBC”). This loan bore an interest rate of 4.35% per annum, matured on August 13, 2024. The funds obtained from this loan were earmarked exclusively for the Company’s working capital needs, particularly to support production activities. To secure the loan, the Company pledged accounts receivable valued approximately at $1.10 million (RMB 7,800,000). Additionally, a family member of the CEO provided a personal guarantee for this financial obligation. The Company repaid the loan in full amount on August 7, 2024.
[7]	On October 21, 2023, the Company obtained a $1,352,132 (RMB 9,600,000) short-term loan from the Agricultural Bank of China (“ABC”) The loan with an interest rate of 3.80% per annum and matured on September 21, 2024. The Company repaid the loan on September 21, 2024. Following the repayment, the Company acquired a new short-term loan of $1,340,108 (RMB9,600,000) from the ABC on September 29, 2024. The new short-term loan bears an interest rate of 3.9% per annum and is set to mature on September 28, 2025. The proceeds from this loan are designated solely for the purchase of raw materials for production purposes. To secure the loan, the Company pledged land use right valued at $2.07 million (RMB 14,805,100). Moreover, a family member of the CEO has provided personal guarantees for this loan.
[8]	On August 30, 2024, the Company obtained a short-term loan of $1,369,994 (RMB 10,000,000) from China Minsheng Bank. The loan bore interest at an annual rate of 4.0% and is to mature on August 30, 2025. The proceeds were designated for working capital to purchase raw materials. On December 9, 2024, the Company repaid $684,997 (RMB 5,000,000). As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $697,973 (RMB 5,000,000) and $684,997 (RMB 5,000,000), respectively. The loan is secured by accounts receivable totaling approximately $2.48 million (RMB 17,777,592) and is personally guaranteed by two family members of the CEO. On February 11, 2025, the Company obtained a loan of $279,189 (RMB 2,000,000) from China Minsheng Bank. The loan bears interest at 3.30% per annum and is scheduled to mature on February 11, 2026. On June 30, 2025, the Company obtained an additional loan of $418,784 (RMB 3,000,000) from China Minsheng Bank. This loan also bears interest at 3.30% per annum and is scheduled to mature on June 30, 2026. Both loans were designated solely for the purchase of raw materials to support working capital needs. The loan is secured by accounts receivable totaling approximately $2.48 million (RMB 17,777,592) and is personally guaranteed by two family members of the CEO.
[9]	On February 29, 2024, the Company obtained a short-term loan of $1,095,996 (RMB 8,000,000) from Weihai City Commercial Bank. The loan proceeds were designated solely for the purchasing of raw materials. It bore interest at 3.75% per annum and matured on February 25, 2025. The Company repaid the loan in full on its maturity date. The CEO and three of the CEO’s family members provided personal guarantees for this loan.
[10]	On May 29, 2025, the Company entered into two recourse factoring agreements with XCMG Group Commercial Factoring (Xuzhou) Co., Ltd. (also known as XuGong Group Commercial Factoring), under which it received advances against trade receivables in the aggregate principal amount of $837,568 (RMB 6,000,000). The borrowings comprised $139,595 (RMB 1,000,000) and $697,973 (RMB 5,000,000), each bearing interest at an annual rate of 3.50% and maturing on November 25, 2025. Pursuant to the terms of the contracts, the advances were provided on a full-recourse basis, and the Company remains ultimately responsible for repayment in the event of non-collection from the underlying debtors. The transferred receivables remain on the Company’s balance sheet, and the proceeds are accounted for as short-term loans. Interest expense arising under the contracts is recognized as incurred.
[11]	On April 23, 2023, the Company entered into a loan agreement with the Bank of Weifang for approximately $1.37 million (RMB 10 million) to support working capital. The loan bears interest at an annual rate of 4.0% and is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $13,700 (RMB 100,000) each, culminating in a balloon payment of $1.30 million (RMB 9.5 million) at maturity. The loan is secured by land use right worth $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members and one entity controlled by the family members. During 2023, the Company repaid $1.23 million (RMB 9 million), leaving a balance of approximately $137,000 (RMB 1 million) outstanding as of December 31, 2024. For the six months ended June 30, 2025, an additional $41,368 (RMB 300,000) was repaid, reducing the outstanding balance to approximately $97,716 (RMB 700,000) as of June 30, 2025. While this loan balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025. On May 10, 2023, the Company entered into a loan agreement with the Bank of Weifang for approximately $1.23 million (RMB 9 million) to support working capital. The loan bears an annual interest rate of 4.0%, is scheduled for maturity on April 22, 2026. The repayment plan is organized into five equal semi-annual installments of $2,758 (RMB 20,000) each, culminating in a balloon payment of $1.22 million (RMB 8.9 million) at the end of the maturity. The loan is secured by land use right valued at $1.37 million (RMB 10 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members and one entity controlled by the family members. The loan balance was approximately $1.22 million (RMB 8.9 million) as of December 31, 2024. For the six months ended June 30, 2025, an additional $2,758 (RMB 20,000) was repaid, reducing the outstanding balance to approximately $1,245,184 (RMB 8,920,000) as of June 30, 2025. While this loan balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.
[12]	On April 28, 2023, the Company entered into a loan agreement with the Rural Commercial Bank of Shandong for approximately $1.92 million (RMB 14 million) to support working capital. The loan bears interest at an annual rate of 4.1% and is scheduled for maturity on April 27, 2026. The repayment plan is organized into six equal semi-annual installments of $1,370 (RMB 10,000) each, culminating in a balloon payment of $1.91 million (RMB 13.94 million) at maturity. The loan is secured by land use right valued at $4.23 million (RMB 30.85 million). Additionally, personal guarantees have been provided by Mr. Yuanqing Liu and three family members. The outstanding loan balance was approximately $1.90 million (RMB 13.96 million) as of December 31, 2024. For the six months ended June 30, 2025, an additional $1,379 (RMB 10,000) was repaid, reducing the outstanding balance to approximately $1,947,345 (RMB 13.95 million) as of June 30, 2025. While this loan balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.
[13]	On January 30, 2024, the Company obtained three 24-month loans totaling $410,998 (RMB 3.0 million) from Shenzhen Qianhai WeBank Co., Ltd., with proceeds designated solely for working capital. The loans bear interest at an annual rate of 6.29 % and are scheduled to mature on February 1, 2026. Mr. Yuanqing Liu has provided personal guarantees for these borrowings. The outstanding balance was approximately $274,000 (RMB 2.0 million) as of December 31, 2024. During the six months ended June 30, 2025, repayments of $118,194 (RMB 857,143) were made, reducing the balance to approximately $159,538 (RMB 1,142,857) as of June 30, 2025. While this balance was classified as a long-term loan at year-end 2024, it became payable within twelve months of the reporting date and has therefore been reclassified as a short-term loan as of June 30, 2025.